Stock Options and Warrants - Fair Value of Stock Option Award, Weighted Average Assumptions (Detail) - Options Available for Future Grant [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.75%	1.90%	1.02%
Expected stock price volatility	93.54%	100.75%	116.53%
Expected dividend payout	0.00%	0.00%	0.00%
Expected option life based on management's estimate	6 years 29 days	6 years 29 days	6 years 29 days